Transactions with related parties:	12 Months Ended
Dec. 31, 2016
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:
3. Transactions with related parties:

During the years ended December 31, 2016, 2015 and 2014,  the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of income:
	Year ended December 31,
	2016	2015	2014
Included in voyage expenses
Charter hire commissions (a)	$2,212	$1,821	$1,363

Included in general and administrative expenses
Executive services fee (d)	$595	$599	$803
Administrative services fee (e)	$120	$120	$134

Management fees-related party
Management fees (a)	$5,999	$4,870	$3,566

As of December 31, 2016 and 2015 balances with related parties consisted of the following:

	Year ended December 31,
	2016	2015
Assets:
Working capital advances granted to the Manager (a)	$878	$460
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$147	$—
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$125	$200
Total liabilities due to related party, current	$302	$230
Credit financing balance due to Sponsor (c)	$—	$35,000
Total liabilities due to related party, non-current	$—	$35,000

(a) Dynagas Ltd.

The Partnership's vessels have entered into vessel management agreements with Dynagas Ltd., a company beneficially owned by the Partnership's Chairman. Pursuant to the terms of these agreements, the Manager provides each vessel-owning entity of the Partnership with management services, including, but not limited to, commercial, technical, crew, accounting and vessel administrative services in exchange for an initial fixed daily management fee of $2.5, for a period beginning upon each vessel's delivery and until the termination of the agreement. The management agreements initially terminate on December 31, 2020 and shall, thereafter, automatically be extended in additional eight-year increments if notice of termination is not previously provided by the Partnership's vessel-owning subsidiaries. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, the fees are adjusted upwards by 3% until expiration of the management agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, and to be reviewed and approved by the Partnership's conflicts committee. Under the terms of the management agreements, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses for the vessels and general and administrative expenses of the vessel owning subsidiaries of the Partnership that are not covered by the management fees.
In each of the years ended December 31, 2016, 2015 and 2014, each vessel was charged with a daily management fee of $2.7, $2.7 and $2.6, respectively. During years ended December 31, 2016, 2015 and 2014, management fees under the vessel management agreements amounted to $5,999, 4,870 and $3,566, respectively, and are separately reflected in the accompanying consolidated statements of income.

The management agreements also provide for:

(i) a commission of 1.25% over charter-hire agreements arranged by the Manager and,
(ii)a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses.

The agreements will terminate automatically after a change of control of the owners and/or of the owners' ultimate parent, in which case an amount equal to the estimated remaining fees, but in any case not less than for a period of 36 months and not more than 60 months, will become payable to the Manager. As of December 31, 2016, based on the maximum period prescribed in the management agreements up to the initial termination period and the basic daily fee in effect during the year ended December 31, 2016, such termination fee would be approximately $23.9 million.

The management agreements also provide for an advance equal to three months daily management fee. In the case of termination of the management agreements, prior to their eight year term, by any reason other than Manager's default, the advance is not refundable. Such advances as of December 31, 2016 and 2015, amounted to $1,350, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of December 31, 2016 and 2015, amounts of $878 and $460, respectively, were due from the Manager in relation to these working capital advances granted to it.
(b) Loan from related party
On November 18, 2013, upon the completion of its IPO, the Partnership entered into an interest free $30.0 million revolving credit facility with its Sponsor, with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital. The facility may be drawn and be prepaid in whole or in part at any time during the life of the facility. No amounts have been drawn under the respective facility as of December 31, 2016 and 2015.
 (c) Optional Vessel acquisitions from Sponsor/ Omnibus Agreement

On November 18, 2013, the Partnership entered into an agreement with its Sponsor (the “Omnibus Agreement”) to govern among other things i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire certain vessels offered by its Sponsor (the “Optional Vessels”), iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and, iv) Sponsor's provisions of certain indemnities to the Partnership.
On April 12, 2016, the Partnership and its Sponsor entered into an amended and restated Omnibus Agreement, or the Amended Omnibus Agreement. In addition to restating the terms and provisions of the original Omnibus Agreement, the Amended Omnibus Agreement sets out the procedures to be followed for the exercise of the Partnership's option to acquire the Sponsor's ownership interest (which is currently 49.0%) in each of five joint venture entities, each of which owns a 172,000 cubic meter ARC 7 LNG carrier (or the “Additional Optional Vessels”), currently under construction.
On June 23, 2014 and September 25, 2014, the Partnership completed its drop down of two of the Optional Vessels (the Arctic Aurora and the Yenisei River, respectively) and their respective charters, for an aggregate cash consideration of $492.5 million. The Arctic Aurora and Yenisei River acquisitions from the Partnership's Sponsor were accounted for as common control transactions, with the aggregate amount of $88.1 million in excess of the assets' net book value recognized as preferential deemed dividend to the Sponsor (Note 9). On December 21, 2015, the Partnership completed the third dropdown from its Sponsor and acquired 100% of the ownership interests in the entity that owns and operates the Lena River for an aggregate purchase price of $240.0 million, excluding costs to acquire. Following the Partnership's annual general meeting of limited partners  (the “AGM”) in October 2014, the respective transaction was no longer accounted for as a common control transaction, instead, the value of the asset and the time charter acquired were accounted for as an asset acquisition, since, at the time AGM, three of the five board members became electable by the common unitholders and as a result, the Partnership no longer accounts for vessel acquisitions from the Sponsor as transfers of equity interests between entities under common control.
At the closing date of the Lena River acquisition, the Sponsor provided a $35.0 million interest free credit financing to the Partnership in respect of unsettled amounts in connection with the acquisition, which have been repaid by the Partnership early in January 2016, from the $66.7 million remaining available funds drawn at the credit financing repayment date under a $200 million senior term loan facility, dated December 17, 2015, (the “$200 Million Term Loan Facility”), the initial proceeds of which were drawn in December 2015 in order to partially finance the respective acquisition (Note 5).
As of December 31, 2016, the Partnership retained the legal right, but not the obligation, pursuant to the Amended Omnibus Agreement, to purchase from its Sponsor four Optional Vessels, wholly owned by the Sponsor, whereas also retained the right, but not the obligation, to acquire the Sponsor's fractional 49% ownership interest in the Additional Optional Vessels.
(d) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the services of its executive officers, who report directly to the Board of Directors. Under the agreement, the Manager is entitled to an executive services fee of €538 per annum (or $567 on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.0536 at December 31, 2016), payable in equal monthly installments. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. During the years ended December 31, 2016, 2015 and 2014, executive services fees amounted to $595, $599 and $803, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of income.

(e) Administrative Services Agreement

On December 30, 2014 and with effect from the IPO closing date, the Partnership entered into an administrative services agreement with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The agreement can be terminated upon 120 days' notice granted either by the Partnership's Board of Directors or by Dynagas. During the years ended December 31, 2016, 2015 and 2014, administrative service fees amounted to $120, $120 and $134, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of income.